Commitments related to operational activities	12 Months Ended
Dec. 31, 2024
Commitments related to operational activities
Commitments related to operational activities

Note 26. Commitments related to operational activities

Obligations under the terms of subcontracting agreements

In the ordinary course of its business, the Company enters into agreements with CROs for clinical trials, as well as with contract manufacturing organizations (‘CMOs’) for clinical and commercial supply manufacturing, commercial and pre-commercial activities, research and development activities and other services and products for operating purposes. The Company’s agreements generally provide for termination with specified periods of advance notice.

Such agreements are generally cancellable contracts and are not included in the description of the Company’s contractual obligations and commitments.

Commitments given and received

As of December 31,
In thousands of euros	2023	2024
CRO(1)	183,366	156,870
CMO	5,733	5,332
Lease	8,595	6,570
Others	23,442	18,476
Total commitments given	221,135	187,248
Agreements concerning the provision of facilities	260	326
Total commitments received	260	326

(1) Including CRO with Pharmaceutical Research Associates Group B.V.

Contract CRO with Pharmaceutical Research Associates Group B.V.

In April 2021, in connection with the NATiV3 Phase III trial in MASH, the Company entered into an agreement, with retroactive effect in January 2021, with PRA, acting as a CRO. The contract aims to support the regulatory approval of lanifibranor in adult patients in Europe and in the United States.

The Company also entered into a CRO agreement with PRA in connection with the LEGEND Phase IIa clinical trial, effective January 14, 2022. Under the terms of the agreement, PRA will conduct a clinical trial to evaluate the benefit for patients of the combination of lanifibranor with empagliflozin, an SGLT2 inhibitor, in patients with T2D and non-cirrhotic MASH. The commitment to PRA under this agreement amounts to an aggregate of €13.3 million.

On June 26, 2023, in connection with the NATiV3 Phase III trial in MASH, the Company entered into a new amendment to the April 2021 agreement with PRA. The amendment updates the provisions relating to study information following changes to the trial protocol. In June 2024, the Company entered into a new amendment, following which the total commitment amount to PRA is €232.5 million, with a bonus or malus could decrease from €3.4 million to €0.7 million in 2026. The commitment also includes €20.2 million to be paid by CTTQ.

As of December 31, 2024, the amount remaining to be paid under the amended agreement with PRA is €141.5 million.